Income Taxes - Income tax benefit (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense:
Current income tax benefit (expense)	$ (13)	$ (14)	$ 2
Adjustments in respect of current income tax of previous year	(3)	(5)	(1)
Deferred tax
Net operating and investment allowance carryforwards	(74)	(44)	(78)
Currency effect on non-monetary assets of subsidiary	23	(12)	(37)
Other change in temporary differences	1	(11)	36
Income tax expense	$ (66)	$ (86)	$ (78)